Shareholders' Equity	12 Months Ended
Sep. 30, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 17 — SHAREHOLDERS’ EQUITY

Ordinary Shares

Universe INC was incorporated under the laws of the Cayman Islands on December 11, 2019. The original authorized number of ordinary shares upon incorporation was 50,000 shares with par value of US$1.00 per share and 50,000 shares were issued. On August 7, 2020, the Company amended its Memorandum of Association to increase the authorized number of shares to 100,000,000 shares with par value of $0.003125 per share, and subdivide the original issued shares from 50,000 shares at par value of $1.00 per share to 16,000,000 ordinary shares with par value of $0.003125 per share. As a result of this forward split of the outstanding ordinary shares at a ratio of 320-for-1 share, a total of 16,000,000 shares were issued and outstanding after the split. The issuance of these 16,000,000 shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

Increased authorized share capital and share consolidation

On July 3, 2023, the Company held an annual general meeting of shareholders at which shareholders, among other things, resolved:

(a)	with immediate effect, to increase the Company’s authorized share capital from US$312,500 divided into 90,000,000 ordinary shares of par value US$0.003125 each and 10,000,000 preferred shares of par value US$0.003125 each, to US$3,125,000 divided into 900,000,000 ordinary shares of par value US$0.003125 each and 100,000,000 preferred shares of par value US$0.003125 each;

(b)	that, conditional upon the approval of the board of directors of the Company in its sole discretion, with effect as of the date the board of directors of the Company may determine, the authorized, issued and outstanding shares of the Company be consolidated by consolidating each 10 shares of the Company, or such lesser whole share amount as the board of directors may determine in its sole discretion, such amount not to be less than 2, into 1 share of the Company, with such consolidated shares having the same rights and being subject to the same restrictions (save as to nominal value) as the then existing shares of par value US$0.003125 each in the capital of the Company; and

(c)	that, upon the effectiveness of the 2023 Share Consolidation, the Company adopt amended and restated articles of association, in substantially the form set out in Annex B in the proxy statement dated May 24, 2023, in substitution for and to the exclusion of, the memorandum of association of the Company in effect immediately prior to effectiveness of the 2023 Share Consolidation.

The board of directors of the Company resolved to effect the 2023 Share Consolidation on July 27, 2023 with the authorized, issued and outstanding shares to be consolidated on a six (6) for one (1) ratio, which had the effect of reducing the number of: (a) authorized ordinary shares from 900,000,000 ordinary shares with a par value of US$0.003125 per share to 150,000,000 ordinary shares with a par value of US$0.01875 per share; (b) issued and outstanding ordinary shares from 21,750,000 ordinary shares with a par value of US$0.003125 per share to 3,625,000 ordinary shares with a par value of US$0.01875 per share; and (c) authorized preferred shares from 100,000,000 preferred shares with a par value of US$0.003125 per share to 16,666,666.6666 preferred shares with a par value of US$0.01875 per share.

On July 15, 2024, the Company closed its self-underwritten public offering of 20,000,000 ordinary shares, par value $0.01875 per share. The ordinary shares were priced at $1.25 per share. The Company raised a total of $25 million through that offering, before deducting offering-related expenses, and net proceeds of $24.625 million.

On September 27, 2024, the Company held an annual general meeting of shareholders at which shareholders, among other things, resolved:

(a)	with immediate effect, to increase the Company’s authorized share capital from US$3,125,000 divided into 150,000,000 ordinary shares of par value US$0.01875 each and 16,666,666.6666 preferred shares of par value US$0.01875 each, to US$140,625,000 divided into 6,750,000,000 ordinary shares of par value US$0.01875 each and 750,000,000 preferred shares of par value US$0.01875 each;

(b)	that, subject to and immediately following the Authorized Share Capital Increase being effected, the Company adopt an amended and restated memorandum of association in substitution for, and to the exclusion of, the Company’s existing memorandum of association, to reflect the Authorized Share Capital Increase; and

(c)	that, conditional upon the approval of the board of directors of the Company in its sole discretion, with effect as of the date the board of directors of the Company may determine, the authorized, issued, and outstanding shares of the Company be consolidated by consolidating each 15 Shares of the Company, or such lesser whole share amount as the board of directors of the Company may determine in its sole discretion, such amount not to be less than 2, into 1 Share of the Company, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to nominal value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association.

On November 12, 2024, the Company effected a share consolidation of 15 ordinary shares with par value of US$0.01875 per share each in the Company’s issued and unissued share capital into one (1) ordinary share with par value of US$0.28125. All fractional shares were rounded up to the whole number of shares. Immediately following the Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 450,000,000 ordinary shares, par value US$0.28125 per share and 50,000,000 preferred shares, par value US$0.28125 per share.

On March 24, 2025, the Company effected a share consolidation of 40 ordinary shares with par value of US$0.28125 per share each in the Company’s issued and unissued share capital into one ordinary share with par value of US$11.25. All fractional shares were rounded up to the whole number of shares. Immediately following the Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 11,250,000 ordinary shares, par value US$11.25 per share and 1,250,000 preferred shares, par value US$11.25 per share.

The Company’s consolidated financial statements were retrospectively restated for effect of the 15-for-1 and 40-for-1 Shares Consolidations (see Note 1). Giving effect to the Share Consolidation, there were 42,880 ordinary shares issued and outstanding as of September 30, 2024.

As of September 30, 2024 and 2023, the Company had a total of 42,880 and 6,062 ordinary shares issued and outstanding, respectively.

Underwriter warrants

In connection with the Company’s IPO, the Company also agreed to issue warrants to the underwriter, for a nominal consideration of $0.001 per warrant, to purchase 300,000 ordinary shares of the Company (equal to 6% of the total number of ordinary shares sold in the IPO, not including any ordinary shares sold in the over-allotment option) (the “Underwriter Warrants”). The Underwriter Warrants have a term of five years, each warrant is exercisable for 1/90 share, with an exercise price of $495 after adjustments due to share consolidations. The Underwriter Warrants may be purchased in cash or via cashless exercise, are exercisable for five (5) years, and will terminate on the fifth anniversary of the closing of the IPO. Management determined that the Underwriter Warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. As of September 30, 2024, the Underwriter Warrants were issued and outstanding, but none of them had been exercised. For the years ended September 30, 2024, 2023 and 2022, the Underwriter Warrants were antidilutive and accordingly were not included in the diluted EPS calculation based on treasury stock method.

Statutory reserve and restricted net assets

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. As of September 30, 2024 and 2023, the restricted amounts as determined pursuant to PRC statutory laws totaled $2,439,535, and total restricted net assets amounted to $56,786,656 and $31,786,663, respectively.